Financial Risk Management - Net Monetary Position (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)
Financial Risk Management
Percentage of reasonably possible increase in risk assumption			10.00%	10.00%
Hypothetical foreign exchange gain	$ 1,004,917	$ 122,159
Percentage of reasonably possible decrease in risk assumption					10.00%	10.00%
Euros
Financial Risk Management
U.S. dollar equivalent monetary assets			$ 33.4		$ 36.0
U.S. dollar equivalent monetary liabilities			(0.1)		(20.1)
Foreign currency risk
Financial Risk Management
U.S. dollar equivalent monetary assets			1,352.0		1,398.5
U.S. dollar equivalent monetary liabilities			(3,942.2)		(4,010.2)
Net liability position			(2,590.2)		(2,611.7)
Long-term debt designated as a hedging instrument of the Group's investments in TelevisaUnivision (formerly known as UH II) and the investment in Open-Ended Fund
Financial Risk Management
U.S. dollar equivalent monetary liabilities			$ (2,108.7)	$ (44,005,755)	$ (2,539.5)	$ (43,000,795)